Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 424,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	58,554.41
Total Offset Amount	0.00
Net Fee	$ 58,554.41